S000053600 [Member] Investment Objectives and Goals - iShares International Dividend Growth ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares International Dividend Growth ETF IGRO | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends.